SENIOR CONVERTIBLE PREFERRED SHARES AND WARRANTS - Level 3 Investment Mainly Warrant Liabilities (Details) ¥ in Thousands	6 Months Ended
Sep. 30, 2021 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of Level 3 liabilities at the beginning of the period	¥ 0
Issuance of warrants and forward contract	3,186,295
The change in fair value of the liabilities	(824,568)
Foreign currency translation	1,523
Fair value of Level 3 liabilities at the end of the period	¥ 2,363,250